SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Antidilutive Securities) (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			104,677,887	58,383,898
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,509,511		14,859,842	3,750,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	160,395,482	87,884,712	89,284,712	54,200,565
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	866,667	766,667	533,333	433,333